DISPOSITION OF BUSINESSES (Details) $ in Millions, $ in Millions							1 Months Ended	2 Months Ended		3 Months Ended			12 Months Ended
	Oct. 15, 2025 USD ($)	Oct. 15, 2025 CAD ($)	Oct. 14, 2025	Oct. 02, 2025	Oct. 01, 2025 USD ($)	Mar. 26, 2025	Dec. 31, 2024 USD ($)	Mar. 10, 2026 USD ($)	Mar. 10, 2026 CAD ($)	Sep. 30, 2025 USD ($)	Mar. 31, 2025 USD ($)	Jun. 30, 2024 USD ($)	Dec. 31, 2025	Dec. 31, 2024 USD ($)
Disposal groups classified as held for sale
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership interest							33.00%							67.00%
Consideration receivable							$ 430							$ 430
Consortium
Disclosure Of Associates And Joint Ventures [Line Items]
Net proceeds from disposal										$ 205
North American Gas Storage Platform
Disclosure Of Associates And Joint Ventures [Line Items]
Net proceeds from disposal	$ 230
Ownership interest	29.00%	29.00%	40.00%
North American Gas Storage Platform | Disposal of major subsidiary
Disclosure Of Associates And Joint Ventures [Line Items]
Net proceeds from disposal								$ 125
Ownership interest								24.00%	24.00%
North American Gas Storage Platform | Consortium
Disclosure Of Associates And Joint Ventures [Line Items]
Gain on sale of associate	$ 50
North American Gas Storage Platform | Consortium | Disposal groups classified as held for sale
Disclosure Of Associates And Joint Ventures [Line Items]
Net proceeds from disposal	$ 580	$ 810
North American Gas Storage Platform | Consortium | Disposal groups classified as held for sale | Disposal of major subsidiary
Disclosure Of Associates And Joint Ventures [Line Items]
Net proceeds from disposal								$ 320	$ 440
Brookfield Infrastructure
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership interest				25.00%	34.00%
Gain on sale of associate					$ 190
Proceeds from sales of interests in associates					260
Brookfield Infrastructure | Disposal groups classified as held for sale
Disclosure Of Associates And Joint Ventures [Line Items]
Net proceeds from disposal					380
Brookfield Infrastructure | Consortium
Disclosure Of Associates And Joint Ventures [Line Items]
Gain on sale of associate					310
Brookfield Infrastructure | Consortium | Disposal groups classified as held for sale
Disclosure Of Associates And Joint Ventures [Line Items]
Net proceeds from disposal					$ 700
Indian gas transmission operation
Disclosure Of Associates And Joint Ventures [Line Items]
Net proceeds from disposal										55
Gain on sale of associate										$ 7
Proportion of ownership interest in subsidiary													12.00%	21.00%
European hyperscale data center platform
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership interest										10.00%
Gain on sale of associate										$ 25
Proportion of ownership interest in subsidiary										90.00%			18.00%	18.00%
Ownership interest										90.00%
European hyperscale data center platform | Disposal groups classified as held for sale
Disclosure Of Associates And Joint Ventures [Line Items]
Consideration receivable										$ 310
Ownership interest										10.00%
European hyperscale data center platform | Consortium
Disclosure Of Associates And Joint Ventures [Line Items]
Gain on sale of associate										$ 160
European hyperscale data center platform | Consortium | Disposal groups classified as held for sale
Disclosure Of Associates And Joint Ventures [Line Items]
Consideration receivable										$ 1,700
Global intermodal logistics operation
Disclosure Of Associates And Joint Ventures [Line Items]
Net proceeds from disposal											$ 120
Ownership interest						67.00%
Gain on sale of associate											$ 50
Proportion of ownership interest in subsidiary										33.00%	33.00%		27.00%	27.00%
Global intermodal logistics operation | Consortium
Disclosure Of Associates And Joint Ventures [Line Items]
Net proceeds from disposal											$ 440
Gain on sale of associate											$ 190
Australian port operation
Disclosure Of Associates And Joint Ventures [Line Items]
Net proceeds from disposal												$ 20
Gain on sale of associate												6
Australian port operation | Consortium
Disclosure Of Associates And Joint Ventures [Line Items]
Net proceeds from disposal												75
Gain on sale of associate												$ 25